John Hancock Funds II

Supplement dated May 10, 2013 to the current Prospectus

Emerging Markets Debt Fund

The following information supplements the portfolio manager information in the Fund Summary section of the prospectus under the heading “Portfolio management” and the portfolio manager information in the Fund details section of the prospectus under the heading “Subadviser:”

Daniel S. Janis, III and John F. Iles no longer serve as the portfolio managers of the Emerging Markets Debt Fund (the “Fund”). Accordingly, all references to Daniel S. Janis, III and John F. Iles as the portfolio managers on the investment management team of the Fund are removed from the Prospectuses and Statement of Additional Information for all share classes of the Fund.

Roberto Sanchez-Dahl, CFA, and Paolo H. Valle have joined the portfolio management team responsible for managing the Fund. Accordingly, the portfolio manager information in the Fund Summary section of the prospectus under the heading “Portfolio management” is revised and restated as follows:

Roberto Sanchez-Dahl, CFA	Paolo H. Valle
Managing Director, Senior Portfolio Manager	Managing Director, Senior Portfolio Manager
Joined fund team in 2013	Joined fund team in 2013

The following information in the Fund details section of the prospectus under the heading “Subadviser” is revised and restated as follows:

Roberto Sanchez-Dahl, CFA

•	Managing Director, Senior Portfolio Manager
•	Joined fund team in 2013
•	Portfolio Manager and Analyst, Federated (1997-2013)
•	Began business career in 1993

Paolo H. Valle

•	Managing Director, Senior Portfolio Manager
•	Joined fund team in 2013
•	Portfolio Manager, Federated (2004-2013)
•	Began business career in 1982

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 10, 2013 to the current Class NAV Prospectus

Emerging Markets Debt Fund

Daniel S. Janis, III and John F. Iles no longer serve as the portfolio managers of the Emerging Markets Debt Fund (the “Fund”). Accordingly, all references to Daniel S. Janis, III and John F. Iles as the portfolio managers on the investment management team of the Fund are removed from the Prospectuses and Statement of Additional Information for all share classes of the Fund.

Roberto Sanchez-Dahl, CFA, and Paolo H. Valle have joined the portfolio management team responsible for managing the Fund. Accordingly, the portfolio manager information in the Fund Summary section of the prospectus under the heading “Portfolio management” is revised and restated as follows:

Subadviser	Portfolio Managers

John Hancock Asset Management	Roberto Sanchez-Dahl, CFA. Senior Portfolio Manager;
a division of Manulife Asset	managed fund since 2013
Management (US) LLC

Paolo H. Valle. Senior Portfolio Manager; managed fund since 2013.

The following information amends the portfolio manager information in the “Subadvisory Arrangements and Management Biographies” section of the Prospectus under the heading John Hancock Asset Management a division of Manulife Asset Management (US) LLC. Mr. Sanchez-Dahl and Mr. Valle are now listed as Portfolio Managers of the Fund.

Fund	Portfolio Managers
Emerging Markets Debt Fund	Roberto Sanchez-Dahl, CFA
Paolo H. Valle

•	Roberto Sanchez-Dahl, CFA. Senior Portfolio Manager, who was a Portfolio Manager and Analyst at Federated (1997-2013) prior to joining Manulife Asset Management in 2013
•	Paolo H. Valle. Senior Portfolio Manager, who was a Portfolio Manager at Federated (2004-2013) prior to joining Manulife Asset Management in 2013

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.